CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 49,840	$ 56,678	$ 19,135
Accounts receivable, net	22,325	22,193	16,309
Inventory, net	20,781	17,690	16,772
Other current assets	6,234	4,780	3,768
Prepaid expenses	1,454	1,593	806
Deferred tax asset, current	515	0
Total current assets	101,149	102,934	56,790
Property and equipment, net	13,071	12,695	12,296
Goodwill	6,621	6,621	6,621
Intangible assets, net	3,143	3,073	2,619
Restricted cash	2,000	2,000	2,000
Related party notes receivable		0	270
Deferred tax assets	0	513	554
Other assets	152	157	441
Total assets	126,136	127,993	81,591
Current liabilities:
Accounts payable	9,932	8,128	7,855
Accrued expenses	17,034	16,324	10,759
Line of credit, net of discount	0	18,162	0
Short-term financing	965	2,641	1,772
Current portion of long-term debt	1,609	1,763	1,903
Deferred tax liabilities, current	0	540	542
Total current liabilities	29,540	47,558	22,831
Line of credit, net of discount	18,165	0	18,985
Long-term debt, net of discount and current portion	2,427	2,758	30,326
Warrant liability		0	4,167
Deferred tax liabilities	623	0
Other long-term liabilities		0	913
Total liabilities	50,755	50,316	77,222
Commitments and contingencies
Stockholders' equity (deficit):
Common Stock, Value	24	24	5
Additional paid-in capital	162,467	161,216	25,603
Accumulated other comprehensive income (loss)	150	198	(457)
Accumulated deficit	(87,260)	(83,761)	(55,826)
Total stockholders' equity (deficit)	75,381	77,677	(30,631)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	126,136	127,993	81,591
Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock		0	35,000
Series A-1 Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock		0	11
Series A-2 Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock		0	18
Series B Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock		$ 0	$ 15